Summary of Significant Accounting Policies (Details) - Schedule of Statements of Operations and Comprehensive Loss - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Statements of Operations and Comprehensive Loss [Line Items]
Revenue	[1]	$ 770,534	$ 708,503	$ 829,928
Net Income (loss)		$ 339,524	$ 119,846	$ 36,181

[1]	Intercompany sales are eliminated upon consolidation.